Stock Option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2014
Accounting Policies [Abstract]
Stock options summary

	Number	Weighted average exercise
	of options	price

Balance, March 31, 2012	452,500	$2.61
Expired	(342,500)	$1.61

Balance, March 31, 2013	110,000	$5.71
Expired	(40,000)	$6.12

Balance, March 31, 2014	70,000	$5.47

Information regarding stock options
		Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2014	(years)	March 31, 2014

$4.50	30,000	1.8	30,000

$6.20	40,000	0.5	40,000

$5.47	70,000	1.0	70,000